Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2014
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

20. Accumulated Other Comprehensive Income (Loss)

        Predecessor Accumulated other comprehensive loss consisted of changes in fair value of interest rate swaps that qualified as cash flow hedges and unrealized gains and losses on marketable securities classified as "available-for-sale". The balance in Accumulated other comprehensive loss as of the Closing Date was eliminated when we applied the acquisition method of accounting.

        Our interest rate swaps no longer qualify for hedge accounting subsequent to the consummation of the AerCap Transaction and changes in fair value are therefore recorded in income. Changes in fair value of available-for-sale securities after the AerCap Transaction, are recorded in Other comprehensive income. The fair value of derivatives is based upon a model that employs current interest and volatility rates as well as other observable inputs, as applicable. The fair value of marketable securities is determined using quoted market prices.

        Changes in unrealized fair value of available-for-sale securities in other comprehensive income for the period beginning February 5, 2014, and ending June 30, 2014, was $0.3 million, net of taxes.

        The following tables present a rollforward of Accumulated other comprehensive loss for the Predecessor periods beginning April 1, 2014 and ending May 13, 2014 and January 1, 2014 ending May 13, 2014:

	Predecessor				Predecessor
	Period beginning April 1, 2014, and ending May 13, 2014				Period beginning January 1, 2014, and ending May 13, 2014
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total		Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)				(Dollars in thousands)
Balance at March 31, 2014	$(3,437)	$1,215	$(2,222)	Balance at December 31, 2013	$(4,877)	$693	$(4,184)
Other comprehensive income before reclassifications	804	79	883	Other comprehensive income before reclassifications	2,740	886	3,626
Amounts reclassified from AOCI	138	—	138	Amounts reclassified from AOCI	428	—	428
Income tax effect	(332)	(28)	(360)	Income tax effect	(1,118)	(313)	(1,431)

Net increase in other comprehensive income	610	51	661	Net increase in other comprehensive income	2,050	573	2,623

Balance at May 13, 2014	$(2,827)	$1,266	$(1,561)	Balance at May 13, 2014	$(2,827)	$1,266	$(1,561)

        The following tables present a rollforward of Accumulated other comprehensive loss for the Predecessor periods for the three and six months ended June 30, 2013:

	Predecessor				Predecessor
	Three Months Ended June 30, 2013				Six Months Ended June 30, 2013
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total		Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)				(Dollars in thousands)
Balance at March 31, 2013	$(10,653)	$624	$(10,029)	Balance at December 31, 2012	$(12,931)	$440	$(12,491)
Other comprehensive income before reclassifications	3,162	(167)	2,995	Other comprehensive income before reclassifications	6,385	117	6,502
Amounts reclassified from AOCI	297	—	297	Amounts reclassified from AOCI	595	—	595
Income tax effect	(1,221)	59	(1,162)	Income tax effect	(2,464)	(41)	(2,505)

Net increase in other comprehensive income	2,238	(108)	2,130	Net increase in other comprehensive income	4,516	76	4,592

Balance at June 30, 2013	$(8,415)	$516	$(7,899)	Balance at June 30, 2013	$(8,415)	$516	$(7,899)

        The following tables present the classification and amount of reclassifications from AOCI to the Condensed, Consolidated Statements of Income:

	Predecessor
	Period beginning April 1, 2014, and ending May 13, 2014	Three Months Ended June 30, 2013	Condensed, Consolidated Statements of Income Classification
	(Dollars in thousands)
Cash flow hedges:
Interest rate swap agreements	$(4)	$(14)	Other expenses
Reclassification of amounts de-designated as hedges recorded in AOCI	(134)	(283)	Other expenses

	(138)	(297)
Available-for-sale securities:
Realized gains and losses on available-for-sale securities	—	—	Selling, general and administrative

	—	—

Total reclassifications	$(138)	$(297)

	Predecessor
	Period beginning January 1, 2014, and ending May 13, 2014	Six Months Ended June 30, 2013	Condensed, Consolidated Statements of Income Classification
	(Dollars in thousands)
Cash flow hedges:
Interest rate swap agreements	$(12)	$(30)	Other expenses
Reclassification of amounts de-designated as hedges recorded in AOCI	(416)	(565)	Other expenses

	(428)	(595)
Available-for-sale securities:
Realized gains and losses on available-for-sale securities	—	—	Selling, general and administrative

	—	—

Total reclassifications	$(428)	$(595)